Schedule of Deferred Tax Assets (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Taxes On Income Schedule Of Deferred Tax Assets 1	$ 1,013,024
Taxes On Income Schedule Of Deferred Tax Assets 2	344,307
Taxes On Income Schedule Of Deferred Tax Assets 3	182,668
Taxes On Income Schedule Of Deferred Tax Assets 4	57,344
Taxes On Income Schedule Of Deferred Tax Assets 5	15,496
Taxes On Income Schedule Of Deferred Tax Assets 6	3,968
Taxes On Income Schedule Of Deferred Tax Assets 7	1,132
Taxes On Income Schedule Of Deferred Tax Assets 8	402
Taxes On Income Schedule Of Deferred Tax Assets 9	1,212,320
Taxes On Income Schedule Of Deferred Tax Assets 10	406,021
Taxes On Income Schedule Of Deferred Tax Assets 11	0
Taxes On Income Schedule Of Deferred Tax Assets 12	$ 0